Summary of Significant Accounting Policies - Selling, general and administrative costs (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policy [Line Items]
Rent expense and other facilities costs						$ 2,005,583
Stock based compensation	$ 689,494	$ (135,966)	$ 915,117	$ (103,552)	$ 122,032	392,566
Total	11,381,525	5,680,480	20,545,189	11,568,893	28,351,709	22,012,162
Selling, general and administrative costs
Accounting Policy [Line Items]
Compensation and benefits					16,696,017	13,094,579
Rent expense and other facilities costs					7,132,472	5,801,044
Professional fees and consultants					3,211,270	2,789,069
Legal settlement					1,125,000
Stock based compensation	$ 527,289	$ (131,502)	$ 698,065	$ (29,113)	186,950	327,470
Total					$ 28,351,709	$ 22,012,162